Goodwill - Changes in Goodwill (Details) $ in Thousands	3 Months Ended
Dec. 31, 2022 USD ($)
Goodwill
Beginning Balance	$ 7,535
Measurement period adjustments	238
Foreign currency translation	43
Ending Balance	$ 7,816